RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of Compensation
	December 31, 2023	December 31, 2022
	US$’000	US$’000
Short-term employee benefits	1,774	1,074
Performance related bonus	211	512
Post-employment benefits	26	24
Share-based compensation benefits as calculated under IFRS 2	1,601	1,690

	3,612	3,300

Schedule of Company's Shares and Share Option Plan

	‘A’ Ordinary Shares	Share options
At January 1, 2023	11,117,777	40,547,336
Shares of retired / resigned directors	-	-
Options of retired / resigned directors	-	(20,000,000)
Shares purchased during the year	-	-
Shares sold during the year	-	-
Granted	-	14,000,000
Expired / forfeited	-	(4,160,000)

At December 31, 2023	11,117,777	30,387,336

	‘A’ Ordinary Shares	Share options
At January 1, 2022	9,077,713	16,738,000
Shares of retired director	(626,600)	-
Options of retired director	-	(2,924,000)
Shares purchased during the year	2,666,664	(2,666,664)
Shares sold during the year	-	-
Granted	-	29,400,000
Expired / forfeited	-	-

At December 31, 2022	11,117,777	40,547,336